Income Taxes (Details) - Schedule of Reconciles the Differences Between the Statutory U.S. Income Tax Rate to Effective Tax Rate - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciles the Differences Between the Statutory U.S. Income Tax Rate to Effective Tax Rate [Abstract]
Loss before income tax expense	$ (33,814,719)	$ (14,245,878)	$ (13,584,846)
Income tax benefit at statutory rate (%)	21.00%	21.00%	21.00%
Income tax benefit at statutory rate, amount	$ 7,101,091	$ 2,991,634	$ 2,852,818
Tax exempt income, (%)			1.00%
Tax exempt income, amount			$ 71,360
Nondeductible expenses (%)	(11.00%)	(5.00%)	(10.00%)
Nondeductible expenses, amount	$ (3,799,970)	$ (777,764)	$ (1,347,007)
Currency remeasurement adjustments (%)	(7.00%)	(4.00%)
Currency remeasurement adjustments, amount	$ (2,455,462)	$ (555,212)
Change in valuation allowance (%)	(5.00%)	(9.00%)	(20.00%)
Change in valuation allowance, amount	$ (1,718,655)	$ (1,224,430)	$ (2,645,495)
Effect of different tax rates (%)	3.00%	(3.00%)	(2.00%)
Effect of different tax rates, amount	$ 872,997	$ (434,228)	$ (286,748)
Change in tax rates (%)			3.00%
Change in tax rates, amount			$ 467,424
Effective tax rate / tax charge (%)			(7.00%)
Effective tax rate / tax charge, amount			$ (887,648)